Significant Assumptions used in Determination of Fair Value of Options Granted (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Dividend yield	0.97%	0.97%
Expected life (in months)	84 months	84 months	84 months	84 months
Risk-free rate of interest for expected life	2.25%	2.25%		1.99%
Risk-free rate of interest for expected life, minimum			1.42%
Risk-free rate of interest for expected life, maximum			1.56%
Volatility	24.28%	24.28%		34.97%
Volatility, minimum			25.60%
Volatility, maximum			27.22%